Label	Element	Value
Cambria Global Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Global Tail Risk ETF (formerly, Cambria Sovereign Bond ETF)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended April 30, 2020, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. As a result of changes to the Fund's principal investment strategy that took effect on March 15, 2021, however, the Fund estimates that its portfolio turnover rate for the fiscal year ended April 30, 2021 may increase to 100% of the average value of its portfolio and as much as 75% of the estimated turnover rate may be attributable to the Fund's strategy change.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's Total Annual Fund Operating Expenses have been restated to reflect the addition of Acquired Fund Fees and Expenses ("AFFE"), which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund's Total Annual Fund Operating Expenses have been restated to reflect the addition of Acquired Fund Fees and Expenses ("AFFE"), which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. As a result, the Fund's Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by providing a hedge against a significant negative movement of global ex-U.S. equities. The Fund pursues its objective by (i) investing in cash, U.S. government bonds, including U.S. Treasuries and Treasury inflation-protected securities (TIPS), ex-U.S. sovereign bonds, and U.S.-listed exchange traded funds ("ETFs") that invest primarily in U.S. Treasuries, TIPS or ex-U.S. sovereign bonds and (ii) utilizing a put option strategy to manage the risk of a significant negative movement in the value of global ex-U.S. equities (commonly referred to as tail risk) over rolling one-month periods. Under normal market conditions, the Fund's bond portfolio invests at least 40% of its total assets in investment grade, intermediate U.S. treasuries and TIPS and at least 40% of its total assets in ex-U.S. sovereign bonds, including investment grade and non-investment grade bonds issued by developed and emerging market governments with short and intermediate durations. The Fund's investment adviser, Cambria Investment Management, L.P. ("Cambria" or the "Adviser"), seeks to allocate assets in the Fund's bond portfolio broadly across these various bond markets and hold a diversified bond portfolio that offsets the cost of option premiums, but does not actively manage the Fund's bond portfolio. To hedge against sharp declines in the global ex-U.S. stock markets, each month, the Fund purchases U.S. exchange-listed protective "at the money" or "out of the money" put options on (i) stock indices that broadly cover developed ex-U.S. markets and emerging markets or (ii) U.S.-listed ETFs that track these broad global ex-U.S. equity markets.

Cambria intends to spend approximately one percent of the Fund's total assets per month to purchase put options. Buying a put option provides the purchaser the right to sell the underlying asset (index or ETF) to the put seller at a specified price (the "strike price") within a specified time period. Cambria generally targets put options in the 0% to 30% out of the money range. If a put option is 30% out of the money, the put option's strike price is 30% below the value of the underlying asset. If a put option is at the money (i.e., 0% out of the money), the put option's strike price is equal to the value of the underlying asset. If the value of the underlying asset is below the strike price, the put option is considered to be "in the money".

There is an associated cost (premium) with the purchase of an option, but in the event the underlying asset declines in value below the strike price and the holder exercises the option, the holder will be entitled to receive the difference between the value of the underlying asset and the strike price (which gain is offset by the premium originally paid by the holder). Accordingly, if the underlying asset declines in value, ownership of the put option may reduce the downside risk associated with the underlying asset. In the event the value of the underlying asset closes above the strike price as of the expiration date, the put option may end up worthless and the premium paid for the option might be lost. For example, if the Fund purchases a put option on the MSCI Emerging Markets Index ("MXEF" and, its put option, a "MXEF Put"), the Fund pays a premium to the option seller, which decreases the Fund's return. If, however, the price of the MXEF falls below the MXEF Put's strike price, the option finishes in the money and the option seller pays the Fund the difference between the strike price of the MXEF Put and the price of the MXEF.

Cambria has implemented the put option strategy to attempt to provide protection from significant global ex-U.S. equity market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices or ETFs that track the performance of global ex-U.S. equity markets. When selecting put options, Cambria does not seek out put options that cover specific ex-U.S. markets that it expects to underperform; rather, Cambria selects put options that broadly cover the stock markets of both ex-U.S. developed countries and emerging market nations. Cambria generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into intermediate-term U.S. government bonds, including U.S. Treasuries and TIPS, ex-U.S. sovereign bonds, and ETFs that invest primarily in these types of bonds. Cambria also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions when Cambria deems that doing so would be beneficial to the Fund, such as when an option is significantly in the money or significantly out of the money. The put option strategy only includes exchange-listed put options.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund's bond portfolio invests at least 40% of its total assets in investment grade, intermediate U.S. treasuries and TIPS and at least 40% of its total assets in ex-U.S. sovereign bonds, including investment grade and non-investment grade bonds issued by developed and emerging market governments with short and intermediate durations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The Fund's principal risks are presented in alphabetical order to facilitate investors' ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled "Additional Information About the Fund's Risks" and "Additional Non-Principal Risk Information."

Cash Redemption Risk. The Fund's investment strategy may require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments.

Cyber Security Risk. The Fund may be susceptible to operational and information security risks resulting from a breach in the Fund's cyber security, including cyber-attacks against the Fund, third-party service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund's operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.

Derivatives Risk. Derivatives, such as put options, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives used to hedge against an opposite position may offset losses, but they also may offset gains.

Options Risk. The value of the Fund's positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund's losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

ETFs and Investment Companies Risk. The risks of investing in securities of ETFs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund's operating expenses may be higher and performance may be lower.

Fixed Income Risk. A decline in an issuer's credit rating and/or financial condition may cause such issuer's fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Although the Fund is designed to manage the risks associated with a significant negative movement in the value of global ex-U.S. equities over rolling one-month periods, and thus is designed to benefit from a substantial downturn in the global ex-U.S. equity market, the Fund also invests in ex-U.S. fixed income securities and is subject generally to risks associated with foreign investments. Accordingly, certain risks associated with foreign investments may have a negative impact on the Fund's fixed income holdings while simultaneously increasing the value of its purchased put options. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund's investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund's returns.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Hedging Risk. Options used by the Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Fund's put option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect the Fund against declines in the value of its portfolio securities.

High Yield Securities Risk. High yield securities rated below investment grade and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk. Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the Federal Reserve's recent interest rate hikes, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

International Closed-Market Trading Risk. Because the Fund's investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk. The Fund may purchase options and fixed income securities that may be less liquid than other types of investments. The options and fixed income securities purchased by the Fund may not always be liquid. This could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity, credit, fixed-income and options markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments.

Portfolio Turnover Risk. Because the Fund "turns over" its put options every month, the Fund will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect. While the turnover of the put options is not deemed "portfolio turnover" for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund's underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund's average annual total returns compare with those of a relevant index that provides a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

The Fund's name and investment objective changed effective March 15, 2021. Fund performance prior to March 15, 2021 reflects the investment objective and principal investment strategy of the Fund when it was the Cambria Sovereign Bond ETF and it sought income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund's average annual total returns compare with those of a relevant index that provides a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns for Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above) Best: 7.46%, for the quarter ended 6/30/20 Worst: -9.62%, for the quarter ended 6/30/18
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Cambria Global Tail Risk ETF | FTSE/Citi World Government Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	FTSE/Citi World Government Bond Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016	[1]
Cambria Global Tail Risk ETF | Cambria Global Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses:	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Other Expenses:	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.69%	[3]
One Year:	rr_ExpenseExampleYear01	$ 70
Three Years:	rr_ExpenseExampleYear03	221
Five Years:	rr_ExpenseExampleYear05	384
Ten Years:	rr_ExpenseExampleYear10	$ 858
Annual Return 2017	rr_AnnualReturn2017	13.76%
Annual Return 2018	rr_AnnualReturn2018	(6.90%)
Annual Return 2019	rr_AnnualReturn2019	7.81%
Annual Return 2020	rr_AnnualReturn2020	5.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016	[1]
Cambria Global Tail Risk ETF | Cambria Global Tail Risk ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.98%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016	[1]
Cambria Global Tail Risk ETF | Cambria Global Tail Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016	[1]

[1]	The Fund's investment objective changed effective March 15, 2021. Prior to that date, the Fund sought income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds pursuant to the principal investment strategy of the Cambria Sovereign Bond ETF.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund's Total Annual Fund Operating Expenses have been restated to reflect the addition of Acquired Fund Fees and Expenses ("AFFE"), which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. As a result, the Fund's Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFE.